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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09223


                          Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer Global High Yield Fund
               Schedule of Investments  1/31/05 (unaudited)

   Shares                                                                             Value
               CONVERTIBLE CORPORATE BONDS - 1.2 %
               Transportation - 1.2 %
               Marine - 1.2 %
   4,500,000   CP Ships Ltd., 4.0%, 6/30/24 (144A)                                $   4,263,750
               Total Transportation                                               $   4,263,750

               Pharmaceuticals & Biotechnology - 0.0 %
               Biotechnology - 0.0 %
      10,000   Cubist Pharmaceuticals, 5.5%, 11/1/08                              $       9,288
               Total Pharmaceuticals & Biotechnology                              $       9,288
               TOTAL CONVERTIBLE CORPORATE BONDS
               (Cost   $4,319,830)                                                $   4,273,038

               ASSET BACKED SECURITIES - 0.7 %
               Utilities - 0.7 %
               Electric Utilities - 0.7 %
   2,331,890   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)                    $   2,428,080
               Total Utilities                                                    $   2,428,080
               TOTAL ASSET BACKED SECURITIES
               (Cost   $2,410,987)                                                $   2,428,080

               COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7 %
               Diversified Financials - 0.7 %
               Other Diversified Finance Services - 0.7 %
   2,500,000   Tower 2004-2A F, 6.376%, 12/15/14                                  $   2,511,123
               Total Diversified Financials                                       $   2,511,123
               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost   $2,500,000)                                                $   2,511,123

               CORPORATE BONDS - 90.9%
               Energy - 4.4 %
               Oil & Gas Equipment & Services - 1.4 %
   4,600,000   J. Ray McDermott SA, 11.0%, 12/15/13 (144A)                        $   5,129,000

               Oil & Gas Drilling - 0.1 %
     325,000   Parker Drilling, Floating Rate Note, 9/1/10                        $     340,438

               Oil & Gas Exploration & Production - 2.8 %
   2,600,000   Baytex Energy, Ltd., 9.625%, 7/15/10                               $   2,749,500
      60,000   Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)                               63,450
      15,000   Energy Partners, Ltd., 8.75%, 8/1/10                                      16,275
   3,900,000   Gaz Capital SA, 8.625%, 4/28/34 (144A)                                 4,572,750
   1,525,000   Stone Energy Corp., 6.75%, 12/15/14 (144A)                             1,509,750
   1,400,000   Tengizchevroil LLP, 6.124%, 11/15/14 (144A)                            1,412,250
                                                                                  $  10,323,975
               Oil & Gas Refining Marketing & Transportation - 0.1 %
     300,000   Markwest Energy Partners, 6.875%, 11/1/14 (144A)                   $     301,500
               Total Energy                                                       $  10,965,913

               Materials - 23.9 %
               Aluminum - 1.5 %
   4,875,000   Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)                      $   4,875,000
     595,000   Imco Recycling Escrow, 9.0%, 11/15/14 (144A)                             617,313
                                                                                  $   5,492,313
               Commodity Chemicals - 3.1 %
     515,000   Arco Chemical Co., 9.8%, 2/1/20                                    $     581,950
   3,790,000   Aventine Renewable Energy, Floating Rate Note, 12/15/11 (144A)         3,827,900
   6,300,000   Invista, 9.25%, 5/1/12 (144A)                                          6,930,000
                                                                                  $  11,339,850
               Diversified Chemical - 1.1 %
      12,000   Huntsman ICI Chemicals LLC, 10.125%, 7/1/09                        $      16,457
     640,000   Huntsman International LLC, 10.125%, 7/1/09                              877,702
   2,450,000   Huntsman International, LLC, 7.5%, 1/1/15 (144A)                       3,264,181
                                                                                  $   4,158,340
               Diversified Metals & Mining - 1.9 %
      25,000   Freeport-McMoran Copper & Gold, 10.125%, 2/1/10                    $      28,250
   2,300,000   Freeport-McMoran Copper & Gold, 6.875%, 2/1/09                         2,300,000
   1,600,000   Vale Overseas, Ltd., 8.25%, 1/17/34                                    1,684,000
   3,015,000   Vedenta Resources Plc, 6.625%, 2/22/10 (144A)                          3,019,833
                                                                                  $   7,032,083
               Forest Products - 1.3 %
   4,350,000   Sino Forest Corp., 9.125%, 8/17/11 (144A)                          $   4,795,875

               Metal & Glass Containers - 0.7 %
   3,650,000   Vitro Envases Norteamerica, S.A.,  10.75%, 7/23/11 (144A)          $   3,795,500
               Paper Products - 0.6 %
   2,200,000   Graham Packaging Co., 9.875%, 10/15/2014 (144A)                    $   2,304,500
      10,000   MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)                            14,756
                                                                                  $   2,319,256
               Precious Metals & Minerals - 1.5 %
   5,150,000   Alrosa Finance SA,  8.875%, 11/17/14 (144A)                        $   5,330,250

               Specialty Chemicals - 8.1 %
   3,160,000   Basell Finance Co., 8.1%, 3/15/27 (144A)                           $   3,175,800
   6,857,000   Braskem SA, 11.75%, 1/22/14 Reg S                                      7,928,406
   6,150,000   Crystal U.S. Holdings, 10.5%, 10/1/14 (144A)                           4,174,313
   5,000,000   Ferro Corp., 7.625%, 5/1/13                                            5,198,785
   1,650,000   OM Group, Inc., 9.25%, 12/15/11                                        1,757,250
   4,700,000   Resolution Performance Products, 13.5%, 11/15/10 (b)                   5,181,750
   1,545,000   Rhodia SA, 9.25%, 6/1/11                                               2,101,212
     345,000   Rockwood Specialties Group, 7.625%, 11/15/14  (144A)                     459,650
                                                                                  $  29,977,166
               Steel - 4.1 %
   4,940,000   CSN Islands IX Corp., 10.0%, 1/15/15 (144A)                        $   5,230,225
   2,510,000   CSN Islands VIII Corp, 9.75%, 12/16/13 (144A)                          2,657,463
   3,000,000   Edgen Acquisition Corp., 9.875%, 2/1/11 (144A)                         3,030,000
   3,815,000   Ispat Inland ULC, Floating Rate Note, 4/1/10                           4,186,963
                                                                                  $  15,104,651
               Total Materials                                                    $  89,345,284

               Capital Goods - 4.2 %
               Aerospace & Defense - 0.7 %
   1,925,000   Bombardier Cap Fun LP, 6.125%, 5/14/07                             $   2,532,106
                                                                                  $   2,532,106
               Building Products - 0.0 %
     150,000   U.S. Concrete, Inc., 8.375%, 4/1/14                                $     161,250
                                                                                  $     161,250
               Construction & Farm Machinery & Heavy Trucks - 0.0 %
      20,000   Hines Nurseries, Inc., 10.25%, 10/1/11                             $      21,850

               Construction & Engineering - 1.3 %
   4,210,000   Shaw Group, Inc., 10.75%, 3/15/10 (b)                              $   4,662,575

               Heavy Electrical Equipment - 0.8 %
   3,030,000   Altra Industrial Motion, 9.0%, 12/1/11 (144A)                      $   3,045,150
               Industrial Machinery - 1.2 %
   4,050,000   Hawk Corp., 8.75%, 11/1/14                                         $   4,131,000
               Total Capital Goods                                                $  14,553,931

               Commercial Services & Supplies - 7.1 %
               Diversified Commercial Services - 2.7 %
   1,500,000   Cornell Co., Inc., 10.75%, 7/1/12                                  $   1,605,000
   3,490,000   Park-Ohio Industries, Inc., 8.375%, 11/15/14 (144A)                    3,472,550
   4,825,000   United Rentals NA, Inc., 7.75%, 11/15/13 (b)                           4,692,313
                                                                                  $   9,769,863
               Human Resource & Employment Services - 1.5 %
       3,250   Atlantic Express Transport, 12.0%, 4/15/08                         $   3,152,500
   2,200,000   Knowledge Learning Center, 7.25%, 2/1/15 (144A)                        2,211,000
                                                                                  $   5,363,500
               Environmental Services - 2.9 %
   4,800,000   Clean Harbors, Inc., 11.25%, 7/15/12 (144A)                        $   5,424,000
   5,300,000   Waste Services, Inc., 9.50%, 4/15/14 (144A)                            5,194,000
                                                                                  $  10,618,000
               Total Commercial Services & Supplies                               $  25,751,363

               Transportation - 9.3 %
               Airlines - 3.3 %
   1,238,820   American Airline, 8.97%, 3/29/08                                   $     980,935
     810,000   AMR Corp., 9.0%, 8/1/12 (b)                                              567,000
   3,158,000   AMR Corp., 9.0%, 9/15/16                                               2,179,020
     275,000   AMR Corp., 9.8%, 10/1/21                                                 170,500
   6,805,000   Continental Air, Inc., 7.568%, 12/1/06                                 5,444,000
     250,000   Northwest Airlines, Inc., 7.875%, 3/15/08 (b)                            181,250
   3,500,000   Northwest Airlines, Inc., 10.0%, 2/1/09 (b)                            2,572,500
                                                                                  $  12,095,205
               Airport Services - 0.1 %
     275,000   K&F Acquisition, Inc., 7.75%, 11/15/14 (144A)                      $     273,625

               Marine - 5.9 %
   5,000,000   H-Lines Finance Holdings, 11.0%, 4/1/13 (144A)                     $   3,550,000
     250,000   Horizon Lines LLC., 9.0%, 11/1/12 (144A)                                 265,000
  63,178,200   Kvaerner A.S., 0.0%, 10/30/11                                          8,236,795
   1,500,000   Seabulk International, Inc., 9.5%, 8/15/13                             1,605,000
   3,975,000   Ship Finance International, Ltd., 8.5%, 12/15/13                       4,054,500
     710,000   Stena AB, 7.0%, 12/1/16 (144A)                                           686,925
   3,675,000   Trailer Bridge, Inc., 9.25%, 11/15/11 (144A)                           3,757,688
                                                                                  $  22,155,908

               Total Transportation                                               $  34,524,738

               Automobiles & Components - 3.3 %
               Auto Parts & Equipment - 2.8 %
   9,300,000   Stanadyne Corp., Floating Rate Note, 2/15/15 (144A)                $   5,580,000
   2,450,000   Sun Sage BV, 8.25%, 3/26/09 (144A)                                     2,621,500
   1,160,000   Tenneco Automotive, Inc., 8.625%, 11/15/14 (144A)                      1,206,400
     520,000   UGS Corp., 10.0%, 6/1/12 (144A)                                          579,800
                                                                                  $   9,987,700
               Tires & Rubber - 0.5 %
   1,850,000   Cooper Standard Auto, 8.375%, 12/15/14 (144A)                      $   1,757,500
               Total Automobiles & Components                                     $  11,745,200

               Consumer Durables & Apparel - 0.4 %
               Apparel, Accessories & Luxury Goods - 0.4 %
   2,000,000   Jostens, Inc., 0.0%, 12/1/13                                       $   1,420,000
               Total Consumer Durables & Apparel                                  $   1,420,000

               Hotels Restaurants & Leisure - 0.8 %
               Casinos & Gaming - 0.4 %
     500,000   Pinnacle Entertainment, 8.25%, 3/15/12                             $     532,500
     765,000   Pinnacle Entertainment, 8.75%, 10/1/13                                   828,113
                                                                                  $   1,360,613
               Hotels, Resorts & Cruise Lines - 0.4 %
     400,000   Grupo Posadas Sa De CV, 8.75%, 10/4/11 (144A)                      $     430,000
   1,000,000   Grupo Posadas Sa De CV, 8.75%, 10/4/11 (144A)                          1,075,000
                                                                                  $   1,505,000
               Total Hotels Restaurants & Leisure                                 $   2,865,613

               Media - 4.1 %
               Broadcasting & Cable Television- 3.5 %
     100,000   Atlantic Broadband Finance LLC, 9.375%, 1/15/14                    $      96,000
   1,510,000   Innova S De R.L., 9.375%, 9/19/13                                      1,713,850
   1,875,000   Kabel BW Holdings GMBH, Floating Rate Note, 2/3/15                     2,467,559
   1,000,000   Kabel Deutsch Holdings, Floating Rate Note, 12/15/14 (144A)            1,308,265
   1,060,000   Kabel Deutschland GMBH, 10.625%, 7/1/14                                1,197,800
   2,000,000   Kabel Deutschland, 10.75%, 7/1/14 (144A)                               3,045,765
   2,100,000   NTL Cable Plc, 8.75%, 4/15/14 (144A)                                   3,064,659
                                                                                  $  12,893,898
               Publishing - 0.6 %
   1,915,000   Sheridan Acquisition Corp., 10.25%, 8/15/11                        $   2,070,594
               Total Media                                                        $  14,964,492

               Retailing - 0.6 %
               Specialty Stores - 0.6 %
     590,000   Asbury Automotive Group, 8.0%, 3/15/14                             $     591,475
   1,650,000   Pep Boys-Manny Moe Jack, 7.5%, 12/15/14                                1,666,500
                                                                                  $   2,257,975
               Total Retailing                                                    $   2,257,975

               Food & Drug Retailing - 2.8 %
               Drug Retail - 1.1 %
   4,310,000   Duane Reade, Inc., 9.75%, 8/1/11 (144A)                            $   3,900,550
     375,000   Duane Reade, Inc., Floating Rate Note, 12/15/10 (144A)                   382,500
                                                                                  $   4,283,050
               Food Distributors - 1.7 %
   3,250,000   Doane Pet Care Co., 9.75%, 5/15/07                                 $   3,152,500
     750,000   Tabletop Holdings, Inc., 12.25%, 5/15/14 (144A)                          307,500
   2,420,000   Wornick Co., 10.875%, 7/15/11                                          2,613,600
                                                                                  $   6,073,600
               Total Food & Drug Retailing                                        $  10,356,650

               Food, Beverage & Tobacco - 0.0 %
               Brewers - 0.0 %
     120,000   Cia Brasileira de Bebida, 8.75%, 9/15/13                           $     141,000
               Total Food, Beverage & Tobacco                                     $     141,000

               Health Care Equipment & Services - 4.5 %
               Health Care Equipment - 1.4 %
   5,169,000   Hanger Orthopedic Group, 10.375%, 2/15/09 (b)                      $   5,169,000

               Health Care Facilities - 0.4 %
   1,515,000   Ardent Health Systems, 10.0%, 8/15/13                              $   1,568,025
                                                                                  $   1,568,025
               Health Care Services - 0.5 %
   1,760,000   AMR Holdco/Emcar Holdco, 10.0%, 2/15/15 (144A)                     $   1,808,400
      15,000   NDC Health Corp., 10.5%, 12/1/12                                          15,375
                                                                                  $   1,823,775
               Pharmaceuticals - 2.2 %
   5,350,000   Mayne Group, Ltd., 5.875%, 12/1/11 (144A)                          $   5,483,750
   2,475,000   Warner Chilcott Corp., 8.75%, 2/1/15 (144A)                            2,543,063
                                                                                  $   8,026,813

               Total Health Care Equipment & Services                             $  16,587,613

               Banks - 2.7 %
               Diversified Banks - 2.7 %
   1,250,000   Citigroup (CJSC Russian), 8.75%, 4/14/07                           $   1,264,750
   3,300,000   Halyk Savings Bk Kazaktn, 8.125%, 10/7/09 (144A)                       3,415,500
   5,170,000   Turanalem Finance BV, 8.5%, 2/10/15 (144A)                             5,118,300
                                                                                  $   9,798,550
               Total Banks                                                        $   9,798,550

               Diversified Financials - 4.3 %
               Investment Banking & Brokerage - 1.8 %
   3,475,000   Refco Finance Holdings, 9.0%, 8/1/12 (144A)                        $   3,787,750
   2,100,000   Sistema Finance SA, 10.25%, 4/14/08                                    2,265,627
                                                                                  $   6,053,377
               Diversified Financial Services - 2.5 %
   1,625,000   Bombardier Capital, Inc., 7.09%, 3/30/07                               1,631,094
   2,360,000   Dollar Financial Group, 9.75%, 11/15/11                                2,601,900
   5,250,000   Glencore Funding LLC, 6.0%, 4/15/14 (144A)                             5,100,065
                                                                                  $   9,333,059

               Total Diversified Financials                                       $  15,386,436

               Insurance - 1.3 %
               Life & Health Insurance - 0.5 %
   1,881,000   Presidential Life Corp., 7.875%, 2/15/09                           $   1,862,190

               Multi-Line Insurance - 0.2 %
     600,000   Allmerica Financial Corp., 7.625%, 10/15/25                        $     633,332

               Property & Casualty Insurance - 0.6 %
   2,000,000   Kingsway America, Inc., 7.5%, 2/1/14                               $   2,125,230
               Total Insurance                                                    $   4,620,752

               Real Estate - 0.0 %
               Real Estate Investment Trusts - 0.0 %
      10,000   Meristar Hospitality Operations Finance Corp., 10.5%, 6/15/09      $      10,825
               Total Real Estate                                                  $      10,825

               Software & Services - 1.7 %
               Application Software - 1.5 %
     675,000   Riverdeep Group, Ltd., 9.25%, 4/15/11                              $     932,297
   3,250,000   Riverdeep Group, Ltd., 9.25%, 4/15/11 (144A)                           4,488,839
                                                                                  $   5,421,136
               Internet Software & Services - 0.2 %
     950,000   Hanarotelecom, Inc., 7.0%, 2/1/12 (144A)                           $     957,233
               Total Software & Services                                          $   6,378,369

               Technology Hardware & Equipment - 0.7 %
               Electronic Equipment & Instruments - 0.0 %
      15,000   General Cable Corp., 9.5%, 11/15/10                                $      16,875

               Semiconductors & Semiconductor Equipment - 0.6 %
   2,000,000   Magnachip Semiconductor, 8.0%, 12/15/14                            $   2,087,500

               Office Electronics - 0.1 %
     100,000   Xerox Corp., 8.0%, 2/1/27                                          $     104,250
               Total Technology Hardware & Equipment                              $   2,208,625

               Telecommunication Services - 11.9 %
               Integrated Telecommunications Services - 2.2 %
   2,500,000   Eschelon Operating Co., 8.375%, 3/15/10                            $   2,125,000
   1,900,000   Eschelon Operating Co., 8.375%, 3/15/10 (144A)                         1,615,000
   4,280,000   Tele Norte Leste Participacoes, 8.0%, 12/18/13                         4,397,700
                                                                                  $   8,137,700
               Wireless Telecommunication Services - 9.7 %
   1,750,000   Alamosa Delaware, 8.5%, 1/31/12                                    $   1,863,750
   2,350,000   Horizon PCS, Inc., 11.375%, 7/15/12 (144A)                             2,655,500
   5,500,000   Inmarsat Finance Plc, Floating Rate Note, 11/15/12                     3,987,500
   6,400,000   Iwo Escrow Co., Floating Rate Note, 1/15/15 (144A)                     4,080,000
   3,315,000   Metro PCS, Inc., 10.75%, 10/1/11 (144A)                                3,547,050
   1,730,000   Mobifon Holdings, 12.5%, 7/31/10 (144A)                                2,063,025
   3,000,000   Mobile Telesystems Finance, 8.0%, 1/28/12                              3,018,743
     889,000   Mobile Telesystems Finance, 8.375%, 10/14/10 (144A)                      922,338
      10,000   Rogers Cantel, Inc., 10.5%, 6/1/06                                         8,680
     150,000   Rogers Wireless, Inc., Floating Rate Note, 12/15/10                      157,875
   8,200,000   Rogers Wireless, Inc., 7.625%, 12/15/11                                6,922,271
   2,535,000   Ubiquitel Operating Co., 9.875%, 3/1/11                                2,794,838
   1,750,000   UBS (Vimpelcom), 10.0%, 6/16/09 (144A)                                 1,863,750
   1,850,000   UBS (Vimpelcom), 8.375%, 10/22/11 (144A)                               1,850,000
                                                                                  $  35,735,320
               Total Telecommunication Services                                   $  43,873,020

               Utilities - 2.8 %
               Electric Utilities - 2.3 %
   2,850,000   Juniper Generation, 6.79%, 12/31/14 (144A)                         $   2,838,059
   5,435,331   Ormat Funding Corp., 8.25%, 12/30/20                                   5,435,331
                                                                                  $   8,273,390
               Multi-Utilities & Unregulated Power - 0.3 %
   1,200,000   Reliant Energy, Inc., 6.75%, 12/15/14                              $   1,170,000
               Total Utilities                                                    $   9,443,390
               TOTAL CORPORATE BONDS
               (Cost   $323,891,583)                                              $ 327,199,739

               FOREIGN GOVERNMENT BONDS - 5.3 %
               Government - 5.3 %
   1,500,000   Aries Vermogensverwaltng, 9.6%, 10/25/14 (144A)                    $   1,854,375
2,100,000,000  Banco Nac De Desen Econo, 8.0%,  4/28/10                               1,477,166
   2,150,000   Republic of Columbia, 10.75%, 1/15/13                                  2,499,375
     285,000   Republic of Ecuador, 8.0%, 8/15/30 (c)                                   262,913
   4,500,000   Republic of Panama, 7.25%, 3/15/15                                     4,601,250
   2,000,000   Republic of Peru, 8.375%, 5/3/16                                       2,170,000
   1,210,000   Republic of Peru, 9.875%, 2/6/15                                       1,448,975
   3,825,000   Republic Of Turkey, 7.375%, 2/5/25                                     3,781,969
   1,000,000   United Mexican States, 5.5%, 2/17/20                                   1,332,970
                                                                                  $  19,428,993
               TOTAL FOREIGN GOVERNMENT BONDS
               (Cost   $16,542,373)                                               $  19,428,993

               MUNICIPAL BONDS - 1.9 %
               Government - 1.1 %
   2,500,000   Badger Tobacco Asset Securitization Corp., 6.375%, 6/1/32          $   2,472,600
      15,000   New Jersey Economic Development Authority Special Facility
               Revenue, 7.0%, 11/15/30                                                   12,993
   1,000,000   Tobacco Settlement Financing Corp., 7.0%, 6/1/41                       1,033,610
     500,000   Tobacco Settlement Financing Corp., 6.125%, 6/1/32                       481,055
                                                                                  $   4,000,258
               Municipal  Development - 0.3 %
   1,250,000   Indiana State Development Finance, 5.75%, 10/1/11                  $   1,295,125

               Municipal  Facilities - 0.1 %
     250,000   East Chicago Industry Exempt Facilities, 7.0%, 1/1/14              $     264,840

               Municipal Pollution - 0.1 %
     500,000   Indiana State Development Finance Authority Pollution
               Control, 7.25%, 11/1/11                                            $     517,506

               Municipal Tobacco - 0.3 %
   1,100,000   Tobacco Settlement Financing Corp., NJ, 6.25%, 6/1/42              $   1,059,960
               TOTAL MUNICIPAL BONDS
               (Cost   $6,165,155)                                                $   7,137,689

               TOTAL INVESTMENTS IN SECURITIES - 100.2%                             362,978,662
               (Cost   $355,829,928)

               OTHER ASSETS AND LIABILITIES - 0.2%                                    (564,526)

               TOTAL NET ASSETS - 100.0%                                            366,291,136


       144A    Security is exempt from registration under Rule 144A of the Securities Act of 1933.
               Such securities mayresold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2004, the value of these securities amounted to $181,048,238 or 49.4% of total net assets.

        (a)    At 01/31/05, the net unrealized gain on investments based on cost for federal income tax purposes of $355,830,916 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                          $13,674,146

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                           (2,463,400)

               Net unrealized gain                                                $11,210,746

        (b)    At January 31, 2004, the following securities were out on loan:

   Shares                                   Security                               Market Value
  607,000      AMR Corp., 9.0%, 8/1/12                                            $     424,900
 3,876,500     Hanger Orthopedic Group, 10.375% 2/15/2009                             3,876,500
 2,625,000     Northwest Airlines, Inc., 10.0%, 2/1/9                                 1,929,375
  150,000      Northwest Airlines, Inc., 7.875%, 3/15/08                                108,750
 3,523,500     Resolution Performance Products, 13.50%, 11/15/10                      3,884,659
 2,832,000     Shaw Group, Inc., 10.75%, 3/15/10                                      3,136,440
 2,737,500     United Rentals NA, Inc., 7.75%, 11/15/13                               2,662,219
               Total                                                              $  16,022,843

        (c)    Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.  The rate shown is the rate at period end.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2005

* Print the name and title of each signing officer under his or her signature.